Submission	Apr. 21, 2026
Submission [Line Items]
Central Index Key	0002027329
Registrant Name	Optimi Health Corp.
Registration File Number	333-290086
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES